United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___06/30/11___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	11460 Tomahawk Creek Parkway
		Suite 410
		Leawood, KS  66211

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	913-428-3222

Signature, Place, and Date of Signing:


Barbara Roszel	Leawood, KS		__06/30/11____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     3777   120096 SH       SOLE                   120096
Aflac Inc                      COM              001055102     2651    56800 SH       SOLE                    56800
Air Methods Corp               COM              009128307     2458    32886 SH       SOLE                    32886
Altera Corp.                   COM              021441100     3874    83579 SH       SOLE                    83579
Amphenol Corp CL A             COM              032095101     2789    51651 SH       SOLE                    51651
Apache Corp                    COM              037411105     4973    40304 SH       SOLE                    40304
CGI Group Inc CL A             COM              39945c109     6464   262221 SH       SOLE                   262221
Canadian National Railway Co   COM              136375102     7475    93549 SH       SOLE                    93549
Cerner Corp                    COM              156782104     7910   129443 SH       SOLE                   129443
Check Point Software Tech      COM              M22465104     8283   145702 SH       SOLE                   145702
Cognizant Tech Solutions-A     COM              192446102     8554   116640 SH       SOLE                   116640
Deckers Outdoor Corp           COM              243537107     3156    35811 SH       SOLE                    35811
Dollar Tree Inc                COM              256746108     3605    54119 SH       SOLE                    54119
EMC Corp                       COM              268648102     7293   264716 SH       SOLE                   264716
Express Scripts Inc            COM              302182100     9323   172709 SH       SOLE                   172709
F5 Networks Inc                COM              315616102     5593    50727 SH       SOLE                    50727
Flir Systems Inc               COM              302445101     6853   203278 SH       SOLE                   203278
Google Inc CL A                COM              38259P508     5166    10201 SH       SOLE                    10201
Gorman-Rupp Co                 COM              383082104     2213    67183 SH       SOLE                    67183
Intuit Inc                     COM              461202103     4954    95518 SH       SOLE                    95518
Intuitive Surgical Inc         COM              46120e602     4129    11095 SH       SOLE                    11095
Jacobs Engineering Group Inc   COM              469814107     4225    97693 SH       SOLE                    97693
Juniper Networks Inc           COM              48203r104     4736   150353 SH       SOLE                   150353
Kirby Corp.                    COM              497266106     6521   115075 SH       SOLE                   115075
Lincoln Electric Holdings      COM              533900106     3115    86885 SH       SOLE                    86885
Mettler-Toledo International I COM              592688105     4768    28270 SH       SOLE                    28270
Micros Systems Inc             COM              594901100     5699   114653 SH       SOLE                   114653
NVE Corp.                      COM              629445206     1048    17936 SH       SOLE                    17936
Novo-Nordisk Spons ADR         COM              670100205    10380    82854 SH       SOLE                    82854
Oceaneering Intl Inc           COM              675232102     7480   184697 SH       SOLE                   184697
Panera Bread Company CL A      COM              69840w108     3611    28734 SH       SOLE                    28734
Petsmart, Inc.                 COM              716768106     6816   150232 SH       SOLE                   150232
Riverbed Technology Inc.       COM              768573107     1767    44630 SH       SOLE                    44630
Ross Stores Inc                COM              778296103     5890    73511 SH       SOLE                    73511
Sabine Royalty Trust           COM              785688102      249     3904 SH       SOLE                     3904
Stericycle Inc                 COM              858912108     4298    48232 SH       SOLE                    48232
Teva Pharm Ind-SP ADR          COM              881624209     5383   111635 SH       SOLE                   111635
Toronto-Dominion Bank          COM              891160509     6414    75549 SH       SOLE                    75549
Tractor Supply                 COM              892356106    12369   184948 SH       SOLE                   184948